Cash And Cash Equivalents (Schedule Of Cash And Cash Equivalents) (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Cash, Cash Equivalents Details [Line Items]
Cash	¥ 518,555	¥ 672,018
Commercial paper and certificates of deposit, commercial paper and marketable securities purchased under agreements to resell	69,989	210,972
Time deposits, certificates of deposit and other	372,889	137,153
Total	¥ 961,433	¥ 1,020,143	¥ 1,435,158	¥ 911,062